FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 40,090	$ 48,829
Derivative instruments , liabilities, start of the period	0	0
Derivative instruments and hedges, net value, period start	40,090	48,829
Change in fair value of derivative instruments	(22,640)	1,838	$ (6,686)
Termination of derivative instruments		(10,577)
Derivative instruments , assets,end of the period	18,054	40,090	48,829
Derivative instruments , liabilities, end of the period	(604)	0	0
Derivative instruments and hedges, net value, period end	17,450	40,090	$ 48,829
Derivative Instrument Asset
Derivative [Line Items]
Change in fair value of derivative instruments	(22,036)	1,838
Termination of derivative instruments		(10,577)
Derivative Instrument Liability
Derivative [Line Items]
Change in fair value of derivative instruments	$ (604)	0
Termination of derivative instruments		$ 0